SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset Acquisition, Business Acquisition and Property, Equipment and Software, Net (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2020
Business Acquisition
Goodwill		¥ 4,778	¥ 4,778
Asset Acquisition
Total consideration for license	¥ 204,900
An insurance brokerage licensee company
Business Acquisition
Fair value of assets acquired				¥ 53,800
Fair value of liabilities assumed				38,300
Goodwill				¥ 4,800
Building
Property, equipment and software, net
Useful life (in years)		20 years
Estimate residual value (as a percent)		5.00%
Computer and transmission equipment
Property, equipment and software, net
Useful life (in years)		3 years
Furniture and office equipment
Property, equipment and software, net
Useful life (in years)		5 years
Estimate residual value (as a percent)		5.00%
Software | Minimum
Property, equipment and software, net
Useful life (in years)		1 year
Software | Maximum
Property, equipment and software, net
Useful life (in years)		5 years